Sep. 30, 2016

AMG FUNDS

AMG Systematic Large Cap Value Fund

AMG Systematic Mid Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated July 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Systematic Large Cap Value Fund	Investor Class	Class N
AMG Systematic Large Cap Value Fund	Institutional Class	Class I
AMG Systematic Mid Cap Value Fund	Investor Class	Class N
AMG Systematic Mid Cap Value Fund	Service Class	Class S
AMG Systematic Mid Cap Value Fund	Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Systematic Large Cap Value Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.37%	0.37%
Total Annual Fund Operating Expenses	1.17%	0.92%
Fee Waiver and Expense Reimbursements[2]	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.06%	0.81%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least July 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.81% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through July 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$108	$360	$632	$1,407
Class I	$83	$282	$497	$1,118

The second paragraph in the section under "Summary of the Funds – AMG Systematic Large Cap Value Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under "Summary of the Funds - AMG Systematic Mid Cap Value Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.23%	0.33%	0.23%
Total Annual Fund Operating Expenses	1.08%	0.93%	0.83%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.07%	0.92%	0.82%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least July 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.87% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through July 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$342	$595	$1,316
Class S	$94	$295	$514	$1,142
Class I	$84	$264	$460	$1,024

The second paragraph in the section under "Summary of the Funds – AMG Systematic Mid Cap Value Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated February 1, 2016, as supplemented July 28, 2016 and

August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund, a series of AMG Funds (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Institutional Class	Class I

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class C	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, on shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class C	Class I
Management Fee[1]	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[1]	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	1.22%	1.97%	0.97%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$387	$670	$1,477
Class C	$200	$618	$1,062	$2,295
Class I	$99	$309	$536	$1,190

The third paragraph in the section "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Class N shares of the Fund (formerly Investor Class shares of the Fund, which were renamed Class N shares on October 1, 2016). Class C and Class I shares of the Fund (formerly Institutional Class shares of the Fund, which were renamed Class I shares on October 1, 2016) would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, because Class C and Class I shares are subject to different expenses than Class N shares, Class C and Class I share performance varies. The performance information also reflects the impact of the Fund's previous contractual expense limitation, if any. If AMG Funds LLC (the "Investment Manager") or the Predecessor Fund's investment manager had not agreed to limit expenses, returns would have been lower.

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus, dated February 1, 2016, as supplemented April 4, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated February 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund, a series of AMG Funds (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Institutional Class	Class I

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, on shares held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.21%	0.96%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$123	$384	$665	$1,466
Class I	$98	$306	$531	$1,178

The third paragraph in the section under "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the index shown in the table. The information in the bar chart is for Class N shares of the Fund (formerly Investor Class shares of the Fund, which were renamed Class N shares on October 1, 2016). Class I shares of the Fund (formerly Institutional Class shares of the Fund, which were renamed Class I shares on October 1, 2016) would have similar annual returns as Class N shares because both classes are invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund's previous contractual expense limitation, if any. If AMG Funds LLC (the "Investment Manager") or the Predecessor Fund's investment manager had not agreed to limit expenses, returns would have been lower.

AMG FUNDS

AMG SouthernSun Global Opportunities Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated July 11, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Global Opportunities Fund, a series of AMG Funds (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Institutional Class	Class I

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, on shares held less than 60 days)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.78%	0.78%
Total Annual Fund Operating Expenses	1.93%	1.68%
Fee Waiver and Expense Reimbursements[3]	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	1.70%	1.45%

[1]	Expense information has been restated to reflect current fees.
[2]	Because the Fund is new, "Other Expenses" are based on estimates for the first full fiscal year.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least February 1, 2018, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.30% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through February 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N	$173	$568
Class I	$148	$491

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Global Equity Fund

AMG Trilogy International Small Cap Fund

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 1, 2016, July 28,

2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund, AMG Trilogy International Small Cap Fund and AMG Trilogy Emerging Wealth Equity Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Also effective as of October 1, 2016, Class Z shares (formerly Institutional Class shares) of AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund will no longer bear shareholder servicing fees, and all references in the Prospectus to the shareholder servicing fees borne by Class Z shares of such Funds will be revised to reflect that such fees are no longer payable.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Trilogy Global Equity Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.67%	0.52%	0.42%
Total Annual Fund Operating Expenses	1.22%	0.82%	0.72%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$387	$670	$1,477
Class I	$84	$262	$455	$1,014
Class Z	$74	$230	$401	$894

The sections under "Summary of the Funds - AMG Trilogy Emerging Markets Equity Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.64%	0.45%	0.39%
Total Annual Fund Operating Expenses	1.44%	1.00%	0.94%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$147	$456	$787	$1,724
Class I	$102	$318	$552	$1,225
Class Z	$96	$300	$520	$1,155

The sections under "Summary of the Funds - AMG Trilogy International Small Cap Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.98%	0.84%	0.73%
Total Annual Fund Operating Expenses	2.08%	1.69%	1.58%
Fee Waiver and Expense Reimbursements[2]	(0.48)%	(0.48)%	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.60%	1.21%	1.10%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.10% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$606	$1,075	$2,372
Class I	$123	$486	$873	$1,958
Class Z	$112	$452	$815	$1,838

With respect to each of AMG Trilogy Global Equity Fund, AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy International Small Cap Fund, the first paragraph in the section under "Summary of the Funds" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under "Summary of the Funds - AMG Trilogy Emerging Wealth Equity Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.83%	0.90%	0.79%
Total Annual Fund Operating Expenses	1.63%	1.45%	1.34%
Fee Waiver and Expense Reimbursements[2]	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.34%	1.16%	1.05%

[1]	Expense information has been restated to reflect current fees.

[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$136	$486	$859	$1,908
Class I	$118	$430	$765	$1,710
Class Z	$107	$396	$706	$1,587

AMG FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Small Cap Value Fund, a series of AMG Funds (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund – AMG Chicago Equity Partners Small Cap Value Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	1.26%	1.22%	1.11%
Total Annual Fund Operating Expenses	2.13%	1.84%	1.73%
Fee Waiver and Expense Reimbursements[2]	(0.78)%	(0.78)%	(0.78)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.35%	1.06%	0.95%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to an annual rate of 0.95% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$592	$1,073	$2,401
Class I	$108	$503	$923	$2,095
Class Z	$97	$469	$865	$1,976

The first paragraph of the section under "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class I and Class Z shares, respectively.

AMG FUNDS

AMG Managers Skyline Special Equities Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund, a series of AMG Funds (the "Fund"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, shares of the Fund's sole class will be reclassified and redesignated as Class S shares and all references in the Prospectus and SAI to the Fund's sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class S
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 30 days of purchase)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.36%
Fee Waiver and Expense Reimbursements[3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.33%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.32% of the Fund's average daily net assets. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$135	$428	$742	$1,632

The first paragraph of the section under "Summary of the Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August

26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Yacktman Focused Fund	Investor Class	Class N
AMG Yacktman Focused Fund	Service Class	Class S
AMG Yacktman Focused Fund	Institutional Class	Class I
AMG Yacktman Fund	Investor Class	Class N
AMG Yacktman Fund	Service Class	Class I
AMG Yacktman Fund	Institutional Class	Class Z
AMG Yacktman Special Opportunities Fund	Investor Class	Class N
AMG Yacktman Special Opportunities Fund	Service Class	Class I
AMG Yacktman Special Opportunities Fund	Institutional Class	Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Yacktman Focused Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class S	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee[1]	0.87%	0.87%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.35%	0.18%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses[2]	1.25%	1.08%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$127	$397	$686	$1,511
Class I	$110	$343	$595	$1,317

The second paragraph of the section under "Summary of the Funds – AMG Yacktman Focused Fund" titled "Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may invest up to 30% of its assets in foreign equity securities. This 30% limit does not apply to investments in the form of American Depositary Receipts (ADRs). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities will pay a dividend.

The second paragraph of the section under "Summary of the Funds – AMG Yacktman Focused Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown for the Fund's Class S shares (formerly Service Class shares, which were renamed Class S shares on October 1, 2016) includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund, a series of The Yacktman Funds, Inc. (the "Predecessor Yacktman Focused Fund"), to the Fund. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.

The sections under "Summary of the Funds – AMG Yacktman Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee[1]	0.43%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.29%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[2]	0.74%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$76	$238	$414	$923

The second paragraph of the section "Summary of the Funds – AMG Yacktman Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown for the Fund's Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016) includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Fund, a series of The Yacktman Funds, Inc. (the "Predecessor Yacktman Fund"), to the Fund.

The sections under "Summary of the Funds – AMG Yacktman Special Opportunities Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class Z
Management Fee[1,2]	0.95%	0.95%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.80%	0.78%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.76%	1.74%
Fee Waiver and Expense Reimbursements[4]	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	1.26%	1.24%

[1]	Expense information has been restated to reflect current fees.
[2]	Effective July 1, 2015, the Fund began paying a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund's performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund's average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of -0.75% to +0.75% and is multiplied by the Fund's average monthly net assets for the prior rolling 12 months.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2018, to waive investment management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, administrative fees, shareholder servicing fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, dividends payable with respect to securities sold short, and extraordinary expenses) of the Fund to an annual rate of 0.12% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated by mutual agreement of the Investment Manager and the AMG Funds' Board of Trustees, in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, "investment management fees" includes any performance adjustments.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$128	$505	$907	$2,032
Class Z	$126	$499	$897	$2,010

The second paragraph of the section under "Summary of the Funds – AMG Yacktman Special Opportunities Fund" titled "Performance" is hereby deleted and replaced with the following:

Because the Fund's Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016) have not operated for a full calendar year, performance history for this share class is not available. Class I shares would have similar annual returns as Class Z shares (formerly Institutional Class shares, which were renamed Class Z shares on October 1, 2016) because both classes are invested in the same portfolio of securities. However, Class I shares are subject to different expenses than Class Z shares, and Class I share performance would vary to that extent.

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August

26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
Premier Class	Class S
Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG TimesSquare Small Cap Growth Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.38%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.24%	1.04%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$126	$393	$681	$1,500
Class I	$106	$331	$574	$1,271

The sections under "Summary of the Funds - AMG TimesSquare Mid Cap Growth Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.38%	0.18%
Total Annual Fund Operating Expenses	1.23%	1.03%

[1]	Expense information has been restated to reflect current fees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$125	$390	$676	$1,489
Class I	$105	$328	$569	$1,259

The sections under "Summary of the Funds - AMG TimesSquare International Small Cap Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class S	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.80%	0.55%
Total Annual Fund Operating Expenses	1.55%	1.30%
Fee Waiver and Expense Reimbursements[2]	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.30%	1.05%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$132	$465	$821	$1,824
Class I	$107	$387	$689	$1,546

With respect to each Fund, the first paragraph of the section under "Summary of the Funds" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Premier Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG Renaissance Large Cap Growth Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.67%	0.57%	0.42%
Total Annual Fund Operating Expenses	1.47%	1.12%	0.97%
Fee Waiver and Expense Reimbursements[2]	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.16%	0.81%	0.66%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.66% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$434	$773	$1,731
Class I	$83	$325	$587	$1,335
Class Z	$67	$278	$506	$1,161

The sections under "Summary of the Funds - AMG Renaissance International Equity Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	3.78%	3.61%	3.53%
Total Annual Fund Operating Expenses	4.43%	4.01%	3.93%
Fee Waiver and Expense Reimbursements[2]	(3.08)%	(3.08)%	(3.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.35%	0.93%	0.85%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.85% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$138	$1,062	$1,997	$4,381
Class I	$95	$938	$1,798	$4,022
Class Z	$87	$914	$1,759	$3,953

With respect to each Fund, the first paragraph of the section under "Summary of the Funds" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Small Cap Growth Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small Cap Growth Fund, each a series of AMG Funds (each, a "Fund" and collectively, the "Funds"), contained in the Funds' Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class S
Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the "Investment Manager") for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under "Summary of the Funds - AMG GW&K Municipal Bond Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee[1]	0.21%	0.21%	0.21%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.43%	0.35%	0.20%
Total Annual Fund Operating Expenses	0.89%	0.56%	0.41%
Fee Waiver and Expense Reimbursements[2]	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.82%	0.49%	0.34%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.34% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$84	$277	$486	$1,090
Class S	$50	$172	$306	$695
Class I	$35	$125	$223	$511

The first paragraph of the section "Summary of the Funds – AMG GW&K Municipal Bond Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class, Service Class and Institutional Class shares of the Fund were renamed Class N, Class S and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under "Summary of the Funds - AMG GW&K Small Cap Core Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.36%	0.33%	0.21%
Total Annual Fund Operating Expenses	1.36%	1.08%	0.96%
Fee Waiver and Expense Reimbursements[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.35%	1.07%	0.95%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$430	$744	$1,634
Class S	$109	$342	$595	$1,316
Class I	$97	$305	$530	$1,177

The second paragraph of the section under "Summary of the Funds – AMG GW&K Small Cap Core Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown for the Fund's Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009)) includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from "GW&K Multi-Cap Equity Fund" to "GW&K Small Cap Equity Fund," adopted the Fund's current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009 (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I, respectively.

The sections under "Summary of the Funds - AMG GW&K Municipal Enhanced Yield Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class I
Management Fee	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.40%	0.29%	0.22%
Total Annual Fund Operating Expenses	1.15%	0.79%	0.72%
Fee Waiver and Expense Reimbursements[2]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.07%	0.71%	0.64%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.64% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$357	$625	$1,390
Class S	$73	$244	$431	$970
Class I	$65	$222	$393	$887

The second paragraph of the section under "Summary of the Funds – AMG GW&K Municipal Enhanced Yield Fund" titled "Performance" is hereby deleted and replaced with the following:

The performance information shown in the bar chart is that of the Fund's Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) and includes historical performance of the Fund for periods prior to November 10, 2008, which was the date the Fund was reorganized from BNY Hamilton to AMG Funds. Effective October 1, 2016, Investor Class and Service Class shares of the Fund were renamed Class N and Class S shares, respectively.

The sections under "Summary of the Funds – AMG GW&K Small Cap Growth Fund" titled "Fees and Expenses of the Fund" and "Expense Example" are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	10.60%
Total Annual Fund Operating Expenses	11.35%
Fee Waiver and Expense Reimbursements[2]	(10.40)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.95%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example includes the Fund's contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$1,388	$3,545	$7,849